SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1998
                    FOR LIFE OF VIRGINIA SEPARATE ACCOUNT 4
                                FORM P1142 10/90

     The following information replaces that which is in the prospectus dated May 1, 1998 under Fund Charges -- Examples.

     EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the elective death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:



Subdivision Investing In:     1 Year     3 Years     5 Years     10 Years
--------------------------- ---------- ----------- ----------- -----------
GE Investments Funds, Inc.
 U.S. Equity .............. 77.15      116.42      167.31      263.57

* surrender includes annuitization over a period of less than 5 years.

2. If you annuitize at the end of the applicable period, or do not surrender*:



Subdivision Investing In:     1 Year    3 Years    5 Years     10 Years
--------------------------- ---------- --------- ----------- -----------
 U.S. Equity .............. 23.31      71.84     123.02      263.57

* surrender includes annuitization over a period of less than 5 years.

     EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the elective death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:



Subdivision Investing In:     1 Year     3 Years     5 Years     10 Years
--------------------------- ---------- ----------- ----------- -----------
GE Investments Funds, Inc.
 U.S. Equity .............. 80.73      127.56      186.58      305.76

* surrender includes annuitization over a period of less than 5 years.

2. If you annuitize at the end of the applicable period, or do not surrender*:



Subdivision Investing In:     1 Year    3 Years    5 Years     10 Years
--------------------------- ---------- --------- ----------- -----------
GE Investments Funds, Inc.
 U.S. Equity .............. 26.87      82.92     142.19      305.76

* surrender includes annuitization over a period of less than 5 years.


               Please keep this Supplement with your prospectus.

                    The Life of Virginia Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 2320